SALES (Schedule of Sales by Major Customer) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of major customers [line items]
Revenue	$ 681,491	$ 599,853
Customer One [member]
Disclosure of major customers [line items]
Revenue	212,092	178,999
Customer Two [member]
Disclosure of major customers [line items]
Revenue	193,541	101,256
Customer Three [member]
Disclosure of major customers [line items]
Revenue	102,332	103,544
Customer Four [member]
Disclosure of major customers [line items]
Revenue	76,851	28,860
Customer Five [Member]
Disclosure of major customers [line items]
Revenue	70,584	91,950
Customer Six [Member]
Disclosure of major customers [line items]
Revenue	$ 26,091	47,212
Customer Seven [Member]
Disclosure of major customers [line items]
Revenue		$ 48,032